Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF

January 31, 2023 (unaudited)

Security Description	Principal	Value

CORPORATE BONDS – 36.3%

Communication Communication Services – 1.2%

CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 03/01/30(1)	$100,000	$87,500
DISH DBS Corp., 7.75%, 07/01/26	160,000	130,156
Gray Television, Inc., 7.00%, 05/15/27(1)	110,000	100,223
Level 3 Financing, Inc., 3.63%, 01/15/29(1)	60,000	44,730
McGraw-Hill Education, Inc., 8.00%, 08/01/29(1)	90,000	77,310
Millennium Escrow Corp., 6.63%, 08/01/26(1)	110,000	76,678
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 10.75%, 06/01/28(1)	85,000	79,842
Rackspace Technology Global, Inc., 5.38%, 12/01/28(1)	65,000	24,049
Total Communication Services		620,488
Consumer Discretionary – 3.6%
At Home Group, Inc., 4.88%, 07/15/28(1)	15,000	10,819
At Home Group, Inc., 7.13%, 07/15/29(1)	45,000	27,956
Caesars Entertainment, Inc., 7.00%, 02/15/30(1)	5,000	5,094
Carriage Services, Inc., 4.25%, 05/15/29(1)	210,000	173,065
Clarios Global LP / Clarios US Finance Co., 8.50%, 05/15/27(1)	160,000	159,585
Dick's Sporting Goods, Inc., 3.15%, 01/15/32	194,000	158,904
Ford Motor Co., 4.75%, 01/15/43	70,000	54,722
Jacobs Entertainment, Inc., 6.75%, 02/15/29(1)	200,000	186,302
MDC Holdings, Inc., 3.97%, 08/06/61	22,000	13,308
Metis Merger Sub LLC, 6.50%, 05/15/29(1)	75,000	64,023
NMG Holding Co., Inc. / Neiman Marcus Group LLC, 7.13%, 04/01/26(1)	185,000	176,918
Nordstrom, Inc., 4.25%, 08/01/31	230,000	173,036
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp., 5.63%, 09/01/29(1)	155,000	111,621
PulteGroup, Inc., 7.88%, 06/15/32	260,000	299,284
PulteGroup, Inc., 6.38%, 05/15/33	30,000	31,382
Royal Caribbean Cruises Ltd., 9.25%, 01/15/29(1)	4,000	4,225
Scientific Games International, Inc., 7.00%, 05/15/28(1)	170,000	168,529
Total Consumer Discretionary		1,818,773
Consumer Staples – 0.5%
HLF Financing Sarl LLC / Herbalife International, Inc., 4.88%, 06/01/29(1)	235,000	172,168
Turning Point Brands, Inc., 5.63%, 02/15/26(1)	120,000	109,148
Total Consumer Staples		281,316
Energy – 4.4%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 7.50%, 05/01/25(1)	160,000	159,154
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 01/15/28(1)	200,000	191,509
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 8.25%, 12/31/28(1)	95,000	93,167
CITGO Petroleum Corp., 7.00%, 06/15/25(1)	120,000	119,123
CrownRock LP / CrownRock Finance, Inc., 5.63%, 10/15/25(1)	50,000	48,811
Energy Transfer LP, Series H, 6.50%, (US 5 Year CMT T- Note + 5.69%), perpetual(2)(3)	210,000	197,480
Flex Intermediate Holdco LLC, 3.36%, 06/30/31(1)	195,000	159,206
Genesis Energy LP / Genesis Energy Finance Corp., 8.88%, 04/15/30	20,000	20,350
Hf Sinclair Corp., 5.88%, 04/01/26	85,000	85,791
Hilcorp Energy I LP / Hilcorp Finance Co., 6.00%, 02/01/31(1)	100,000	92,845
Kinder Morgan, Inc., Series G, 7.75%, 01/15/32	203,000	236,200
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26(1)	75,000	72,638
Mesquite Energy, Inc., Escrow, 7.25%, perpetual(3)(4)	12,000	135
Nabors Industries Ltd., 7.25%, 01/15/26(1)	100,000	97,413
Occidental Petroleum Corp., 6.13%, 01/01/31	95,000	99,296
Parsley Energy LLC / Parsley Finance Corp., 4.13%, 02/15/28(1)	85,000	79,117
Southwestern Energy Co., 5.38%, 02/01/29	125,000	117,616
Transocean, Inc., 11.50%, 01/30/27(1)	4,000	4,179
Transocean, Inc., 8.75%, 02/15/30 (Cayman Islands)(1)	75,000	77,428
USA Compression Partners LP / USA Compression Finance Corp., 6.88%, 04/01/26	118,000	115,969
Venture Global Calcasieu Pass LLC, 4.13%, 08/15/31(1)	155,000	137,641
Total Energy		2,205,068

Financials – 9.3%
Acrisure LLC / Acrisure Finance, Inc., 7.00%, 11/15/25(1)	195,000	185,776
Allstate Corp. (The), Series B, 5.75%, (3-Month USD LIBOR + 2.94%), 08/15/53(2)	205,000	202,273
Bank of America Corp., 3.42%, (3-Month USD LIBOR + 1.04%), 12/20/28(2)	205,000	191,844
Bank of America Corp., 5.02%, (SOFR + 2.16%), 07/22/33(2)	75,000	75,021
Bank of America Corp., 2.48%, (US 5 Year CMT T- Note + 1.20%), 09/21/36(2)	60,000	46,872
Bank of New York Mellon Corp. (The), Series G, 4.70%, (US 5 Year CMT T- Note + 4.36%), perpetual(2)(3)	155,000	151,896
Bank of New York Mellon Corp. (The), 5.83%, (SOFR + 2.07%), 10/25/33(2)	130,000	140,896
Blackstone Private Credit Fund, 2.63%, 12/15/26	59,000	50,559

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2023 (unaudited)

Security Description	Principal	Value

CORPORATE BONDS (continued)

Financials (continued)

Blue Owl Finance LLC, 3.13%, 06/10/31(1)	$75,000	$58,438
Brighthouse Financial, Inc., 5.63%, 05/15/30	50,000	50,093
BroadStreet Partners, Inc., 5.88%, 04/15/29(1)	160,000	141,561
Charles Schwab Corp. (The), Series H, 4.00%, (US 10 Year CMT T- Note + 3.08%), perpetual(2)(3)	95,000	81,843
Citadel LP, 4.88%, 01/15/27(1)	185,000	182,030
Citigroup, Inc., 3.98%, (3-Month USD LIBOR + 1.34%), 03/20/30(2)	190,000	178,861
Cobra AcquisitionCo. LLC, 6.38%, 11/01/29(1)	50,000	30,560
Corebridge Financial, Inc., 6.88%, (US 5 Year CMT T- Note + 3.85%), 12/15/52(1)(2)	164,000	163,374
Discover Financial Services, 6.70%, 11/29/32	198,000	211,582
Goldman Sachs Group, Inc. (The), 1.99%, (SOFR + 1.09%), 01/27/32(2)	220,000	176,234
JPMorgan Chase & Co., Series HH, 4.60%, (SOFR + 3.13%), perpetual(2)(3)	34,000	32,045
JPMorgan Chase & Co., 2.96%, (SOFR + 2.52%), 05/13/31(2)	155,000	134,605
JPMorgan Chase & Co., 1.95%, (SOFR + 1.07%), 02/04/32(2)	75,000	60,325
JPMorgan Chase & Co., 5.72%, (SOFR + 2.58%), 09/14/33(2)	125,000	129,088
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 02/01/27(1)	185,000	163,338
Liberty Mutual Group, Inc., 4.13%, (US 5 Year CMT T- Note + 3.32%), 12/15/51(1)(2)	55,000	47,148
Lincoln National Corp., 6.85%, (3-Month USD LIBOR + 2.04%), 04/20/67(2)	80,000	60,600
MetLife, Inc., Series D, 5.88%, (3-Month USD LIBOR + 2.96%), perpetual(2)(3)	52,000	51,870
MetLife, Inc., Series G, 3.85%, (US 5 Year CMT T- Note + 3.58%), perpetual(2)(3)	145,000	138,361
Midcap Financial Issuer Trust, 6.50%, 05/01/28(1)	190,000	167,432
Morgan Stanley, 6.34%, (SOFR + 2.56%), 10/18/33(2)	205,000	225,554
Morgan Stanley, 5.95%, (US 5 Year CMT T- Note + 2.43%), 01/19/38(2)	36,000	36,827
Navient Corp., 6.75%, 06/25/25	99,000	98,886
OWL Rock Core Income Corp., 4.70%, 02/08/27	38,000	34,801
Prudential Financial, Inc., 5.63%, (3-Month USD LIBOR + 3.92%), 06/15/43(2)	240,000	239,092
Prudential Financial, Inc., 5.13%, (US 5 Year CMT T- Note + 3.16%), 03/01/52(2)	79,000	73,804
Prudential Financial, Inc., 6.00%, (US 5 Year CMT T- Note + 3.23%), 09/01/52(2)	10,000	9,989
Santander Holdings USA, Inc., 4.40%, 07/13/27	59,000	57,433
State Street Corp., 4.82%, (SOFR + 1.57%), 01/26/34(2)	102,000	102,603
Texas Capital Bancshares, Inc., 4.00%, (US 5 Year CMT T- Note + 3.15%), 05/06/31(2)	70,000	63,763
Truist Financial Corp., Series Q, 5.10%, (US 10 Year CMT T- Note + 4.35%), perpetual(2)(3)	165,000	160,710
US Bancorp, 4.84%, (SOFR + 1.60%), 02/01/34(2)	33,000	32,844
Wells Fargo & Co., Series BB, 3.90%, (US 5 Year CMT T-Note + 3.45%), perpetual(2)(3)	130,000	119,925
Wells Fargo & Co., 2.39%, (SOFR + 2.10%), 06/02/28(2)	140,000	126,955
Total Financials		4,687,711
Health Care – 3.5%
Akumin, Inc., 7.00%, 11/01/25(1)	145,000	112,562
Bausch Health Cos., Inc., 6.13%, 02/01/27 (Canada)(1)	5,000	3,418
Bausch Health Cos., Inc., 11.00%, 09/30/28(1)	19,000	14,961
Bausch Health Cos., Inc., 14.00%, 10/15/30(1)	3,000	1,888
Bio-Rad Laboratories, Inc., 3.70%, 03/15/32	169,000	153,486
CHS/Community Health Systems, Inc., 6.88%, 04/15/29(1)	25,000	15,851
CHS/Community Health Systems, Inc., 6.13%, 04/01/30(1)	35,000	21,089
CHS/Community Health Systems, Inc., 4.75%, 02/15/31(1)	245,000	187,786
Dentsply Sirona, Inc., 3.25%, 06/01/30	275,000	242,012
GE HealthCare Technologies Inc, 5.86%, 03/15/30(1)	230,000	244,228
Illumina, Inc., 2.55%, 03/23/31	177,000	146,866
Lannett Co., Inc., 7.75%, 04/15/26(1)	10,000	2,562
Legacy LifePoint Health LLC, 6.75%, 04/15/25(1)	115,000	112,286
Par Pharmaceutical, Inc., 7.50%, 04/01/27(1)(5)	35,000	27,428
Surgery Center Holdings, Inc., 6.75%, 07/01/25(1)	73,000	72,562
Surgery Center Holdings, Inc., 10.00%, 04/15/27(1)	21,000	21,450
Team Health Holdings, Inc., 6.38%, 02/01/25(1)	45,000	29,709
Universal Health Services, Inc., 2.65%, 01/15/32	350,000	283,832
Viatris, Inc., Series WI, 2.70%, 06/22/30	80,000	65,991
Total Health Care		1,759,967
Industrials – 4.8%
Alaska Airlines Pass-Through Trust, Class A, Series 2020-1, 4.80%, 08/15/27(1)	207,433	202,159
Aviation Capital Group LLC, 3.50%, 11/01/27(1)	76,000	68,113
BlueLinx Holdings, Inc., 6.00%, 11/15/29(1)	85,000	75,461
Boeing Co. (The), 5.15%, 05/01/30	125,000	126,081
Boeing Co. (The), 3.75%, 02/01/50	20,000	15,410
Boeing Co. (The), 5.93%, 05/01/60	123,000	125,938

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2023 (unaudited)

Security Description	Principal	Value

CORPORATE BONDS (continued)

Industrials (continued)

Chart Industries, Inc., 7.50%, 01/01/30(1)	$5,000	$5,119
Chart Industries, Inc., 9.50%, 01/01/31(1)	85,000	88,814
CoStar Group, Inc., 2.80%, 07/15/30(1)	263,000	222,462
Deluxe Corp., 8.00%, 06/01/29(1)	20,000	17,154
Ferguson Finance PLC, 4.65%, 04/20/32(1)	285,000	270,868
General Electric Co., Series D, 8.10%, (3-Month USD LIBOR + 3.33%), perpetual(2)(3)	340,000	340,085
Global Infrastructure Solutions, Inc., 7.50%, 04/15/32(1)	155,000	131,993
Huntington Ingalls Industries, Inc., 2.04%, 08/16/28	175,000	148,168
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 05/15/27	95,000	88,579
OT Merger Corp., 7.88%, 10/15/29(1)	15,000	9,653
Regal Rexnord Corp., 6.40%, 04/15/33(1)	150,000	153,953
Science Applications International Corp., 4.88%, 04/01/28(1)	170,000	159,579
Sempra Global, 3.25%, 01/15/32(1)	203,000	169,341
Total Industrials		2,418,930
Information Technology – 2.9%
CDW LLC / CDW Finance Corp., 3.57%, 12/01/31	139,000	119,566
Consensus Cloud Solutions, Inc., 6.50%, 10/15/28(1)	115,000	107,828
Dell International LLC / EMC Corp., 8.10%, 07/15/36	87,000	101,948
Entegris Escrow Corp., 4.75%, 04/15/29(1)	138,000	129,540
HP, Inc., 5.50%, 01/15/33	230,000	226,022
Kyndryl Holdings, Inc., 3.15%, 10/15/31	95,000	69,871
Leidos, Inc., 2.30%, 02/15/31	315,000	254,102
Micron Technology, Inc., 6.75%, 11/01/29	95,000	101,390
Neptune Bidco US, Inc., 9.29%, 04/15/29(1)	15,000	14,603
Oracle Corp., 6.15%, 11/09/29	245,000	261,998
TD SYNNEX Corp., 2.38%, 08/09/28	65,000	54,357
Viasat, Inc., 5.63%, 09/15/25(1)	20,000	18,827
Total Information Technology		1,460,052
Materials – 2.6%
Albemarle Corp., 5.05%, 06/01/32	160,000	158,372
Avient Corp., 7.13%, 08/01/30(1)	165,000	166,439
Bayport Polymers LLC, 5.14%, 04/14/32(1)	80,000	75,935
Celanese US Holdings LLC, 5.90%, 07/05/24	30,000	30,181
Cleveland-Cliffs, Inc., 6.75%, 03/15/26(1)	40,000	40,701
International Flavors & Fragrances, Inc., 2.30%, 11/01/30(1)	360,000	298,704
LSB Industries, Inc., 6.25%, 10/15/28(1)	195,000	175,948
Mauser Packaging Solutions Holding Co., 7.88%, 08/15/26(1)	20,000	20,200
New Enterprise Stone & Lime Co., Inc., 9.75%, 07/15/28(1)	90,000	85,806
Trident TPI Holdings, Inc., 9.25%, 08/01/24(1)	85,000	83,078
Trident TPI Holdings, Inc., 6.63%, 11/01/25(1)	135,000	121,270
WR Grace Holdings LLC, 5.63%, 08/15/29(1)	90,000	75,240
Total Materials		1,331,874
Real Estate – 2.0%
EPR Properties, 4.75%, 12/15/26	100,000	93,476
EPR Properties, 3.60%, 11/15/31	60,000	46,444
GLP Capital LP / GLP Financing II, Inc., 5.25%, 06/01/25	52,000	51,672
GLP Capital LP / GLP Financing II, Inc., 5.75%, 06/01/28	81,000	82,595
GLP Capital LP / GLP Financing II, Inc., 3.25%, 01/15/32	5,000	4,152
Kite Realty Group Trust, 4.75%, 09/15/30	190,000	175,226
MPT Operating Partnership LP / MPT Finance Corp., 3.50%, 03/15/31	195,000	136,773
Office Properties Income Trust, 4.50%, 02/01/25	75,000	69,809
Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31	170,000	130,708
Service Properties Trust, 4.95%, 02/15/27	25,000	20,486
VICI Properties LP, 4.95%, 02/15/30	60,000	58,103
VICI Properties LP, 5.13%, 05/15/32	115,000	110,167
VICI Properties LP / VICI Note Co., Inc., 4.63%, 06/15/25(1)	10,000	9,690
Total Real Estate		989,301
Utilities – 1.5%
CMS Energy Corp., 4.75%, (US 5 Year CMT T- Note + 4.12%), 06/01/50(2)	225,000	205,191
Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 04/01/29(1)	115,000	95,881
Puget Energy, Inc., 4.22%, 03/15/32	195,000	178,545
Southern Co. (The), Series 21-A, 3.75%, (US 5 Year CMT T- Note + 2.92%), 09/15/51(2)	213,000	185,916
Vistra Corp., 8.00%, (US 5 Year CMT T- Note + 6.93%), perpetual(1)(2)(3)	85,000	83,433
Total Utilities		748,966
Total Corporate Bonds
(Cost $18,580,090)		18,322,446
FOREIGN BONDS – 20.3%
Communication Services – 1.0%
CT Trust, 5.13%, 02/03/32 (Guatemala)(1)	200,000	175,750
Telecomunicaciones Digitales SA, 4.50%, 01/30/30 (Panama)(1)	200,000	178,125
Telesat Canada / Telesat LLC, 6.50%, 10/15/27 (Canada)(1)	35,000	9,823
VZ Secured Financing BV, 5.00%, 01/15/32 (Netherlands)(1)	190,000	162,923
Total Communication Services		526,621

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2023 (unaudited)

Security Description	Principal	Value

FOREIGN BONDS (continued)

Consumer Discretionary – 0.8%
Ashtead Capital, Inc., 4.38%, 08/15/27 (United Kingdom)(1)	$200,000	$191,946
Ashtead Capital, Inc., 5.50%, 08/11/32 (United Kingdom)(1)	200,000	200,838
Total Consumer Discretionary		392,784
Consumer Staples – 0.8%
Bat Capital Corp., 7.75%, 10/19/32 (United Kingdom)	270,000	301,401
Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL, 5.25%, 04/27/29 (Guatemala)(1)	95,000	91,228
Total Consumer Staples		392,629
Consumer, Cyclical – 0.4%
eG Global Finance PLC, 8.50%, 10/30/25 (United Kingdom)(1)	200,000	188,823
Energy – 4.5%
BP Capital Markets PLC, 4.88%, (US 5 Year CMT T- Note + 4.40%), perpetual (United Kingdom)(2)(3)	275,000	257,641
Coronado Finance Pty Ltd., 10.75%, 05/15/26 (Australia)(1)	68,000	70,286
Ecopetrol SA, 4.63%, 11/02/31 (Colombia)	100,000	79,130
Ecopetrol SA, 8.88%, 01/13/33 (Colombia)	150,000	153,757
Enbridge, Inc., 7.63%, (US 5 Year CMT T- Note + 4.42%), 01/15/83 (Canada)(2)	170,000	175,490
KazMunayGas National Co. JSC, 6.38%, 10/24/48 (Kazakhstan)(1)	200,000	172,000
Northriver Midstream Finance LP, 5.63%, 02/15/26 (Canada)(1)	40,000	38,466
Petroleos Mexicanos, 6.50%, 03/13/27 (Mexico)	160,000	151,264
Petroleos Mexicanos, 6.70%, 02/16/32 (Mexico)	325,000	269,750
Petroleos Mexicanos, 6.35%, 02/12/48 (Mexico)	55,000	36,020
Petroleos Mexicanos, 7.69%, 01/23/50 (Mexico)	20,000	15,010
Reliance Industries Ltd., 2.88%, 01/12/32 (India)(1)	250,000	208,045
Saudi Arabian Oil Co., 2.25%, 11/24/30 (Saudi Arabia)(1)	400,000	339,880
Teine Energy Ltd., 6.88%, 04/15/29 (Canada)(1)	110,000	102,856
Var Energi ASA, 7.50%, 01/15/28 (Norway)(1)	200,000	209,171
Total Energy		2,278,766
Financials – 3.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 2.45%, 10/29/26 (Ireland)	300,000	270,026
Ascot Group Ltd., 4.25%, 12/15/30 (Bermuda)(1)	45,000	39,620
Banco Mercantil del Norte SA, 6.63%, (US 10 Year CMT T- Note + 5.03%), perpetual (Mexico)(1)(2)(3)	200,000	177,451
Banco Santander Chile, 3.18%, 10/26/31 (Chile)(1)	300,000	260,498
Barclays, 7.44%, (US 1 Year CMT T- Note + 3.50%), 11/02/33 (United Kingdom)(2)	200,000	225,567
BBVA Bancomer SA, 5.13%, (US 5 Year CMT T-Note + 2.65%), 01/18/33 (Mexico)(1)(2)	200,000	190,100
Itau Unibanco Holding SA, 3.88%, (US 5 Year CMT T- Note + 3.45%), 04/15/31 (Brazil)(1)(2)	200,000	183,136
Toronto-Dominion Bank (The), 8.13%, (US 5 Year CMT T- Note + 4.08%), 10/31/82 (Canada)(2)	200,000	212,750
Total Financials		1,559,148
Government – 6.0%
Abu Dhabi Government International Bond, 3.13%, 04/16/30 (United Arab Emirates)(1)	200,000	187,315
Angolan Government International Bond, 8.25%, 05/09/28 (Angola)(1)	200,000	189,500
Argentine Republic Government International Bond, 3.50%, 07/09/41 (Argentina)(6)	270,000	92,340
Colombia Government International Bond, 3.25%, 04/22/32 (Colombia)	200,000	148,050
Dominican Republic International Bond, 4.88%, 09/23/32 (Dominican Republic)(1)	325,000	277,539
Egypt Government International Bond, 7.60%, 03/01/29 (Egypt)(1)	200,000	167,000
Emirate of Dubai Government International Bonds, Series E, 5.25%, 01/30/43 (United Arab Emirates)	200,000	193,415
Guatemala Government Bond, 3.70%, 10/07/33 (Guatemala)(1)	200,000	169,046

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2023 (unaudited)

Security Description	Principal	Value

FOREIGN BONDS (continued)

Government (continued)

Indonesia Government International Bond, 2.85%, 02/14/30 (Indonesia)	$200,000	$181,750
Ivory Coast Government International Bond, 6.13%, 06/15/33 (Ivory Coast)(1)	200,000	178,500
Mexico Government International Bond, 3.50%, 02/12/34 (Mexico)	200,000	168,700
Morocco Government International Bond, 3.00%, 12/15/32 (Morocco)(1)	200,000	160,500
Panama Government International Bond, 3.30%, 01/19/33 (Panama)	200,000	167,554
Philippine Government International Bond, 3.70%, 03/01/41 (Philippines)	200,000	168,250
Qatar Government International Bond, 3.75%, 04/16/30 (Qatar)(1)	200,000	196,392
Republic of South Africa Government International Bond, 4.85%, 09/27/27 (South Africa)	200,000	193,250
Turkey Government International Bond, 7.63%, 04/26/29 (Turkey)	200,000	188,000
Total Government		3,027,101
Health Care – 0.6%
1375209 BC Ltd., 9.00%, 01/30/28 (Canada)(1)	11,000	10,973
Cheplapharm Arzneimittel GMBH, 5.50%, 01/15/28 (Germany)(1)	190,000	169,830
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26 (Israel)	125,000	112,772
Total Health Care		293,575
Industrials – 0.8%
ARD Finance SA, 6.50%, 06/30/27, 6.50% Cash or 7.25% PIK (Luxembourg)(1)(7)	200,000	157,184
Avolon Holdings Funding Ltd., 4.38%, 05/01/26 (Ireland)(1)	77,000	73,247
Titan Acquisition Ltd. / Titan Co.-Borrower LLC, 7.75%, 04/15/26 (Canada)(1)	200,000	189,512
Total Industrials		419,943
Materials – 0.8%
ArcelorMittal SA, 6.80%, 11/29/32 (Luxembourg)	185,000	194,666
NOVA Chemicals Corp., 5.00%, 05/01/25 (Canada)(1)	48,000	46,208
Taseko Mines Ltd., 7.00%, 02/15/26 (Canada)(1)	90,000	85,405
Teck Resources Ltd., 6.13%, 10/01/35 (Canada)	80,000	83,826
Total Materials		410,105
Real Estate – 0.3%
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31 (Canada)(1)	200,000	157,262
Utilities – 1.2%
ENEL Finance International NV, 7.50%, 10/14/32 (Italy)(1)	200,000	225,580
Eskom Holdings SOC Ltd., 7.13%, 02/11/25 (South Africa)(1)	400,000	383,740
Total Utilities		609,320
Total Foreign Bonds
(Cost $10,187,740)		10,256,077

TERM LOANS – 11.9%

Aerospace – 0.3%
Air Canada, 8.13%, (3-Month USD LIBOR + 3.50%), 08/11/28(2)	7,024	7,042
Amentum Government Services Holdings LLC, 7.56%, (SOFR + 4.00%), 02/10/29(2)	14,925	14,748
Brown Group Holding, LLC, 7.07%, (1-Month USD LIBOR + 2.50%), 06/07/28(2)	31,782	31,680
Mileage Plus Holdings LLC, 10.00%, (3-Month USD LIBOR + 5.25%), 06/21/27(2)	27,000	28,197
TransDigm, Inc., 6.98%, (3-Month USD LIBOR + 2.25%), 05/30/25(2)	14,734	14,725
TransDigm, Inc., 6.98%, (3-Month USD LIBOR + 2.25%), 12/09/25(2)	36,797	36,772
Total Aerospace		133,164
Chemicals – 0.2%
Aruba Investments Holdings LLC, 8.30%, (1-Month USD LIBOR + 3.75%), 11/24/27(2)	14,738	14,665
Trinseo Materials Operating SCA, 6.57%, (1-Month USD LIBOR + 2.00%), 09/06/24(2)	99,738	97,635
Total Chemicals		112,300
Consumer Non-Durables – 0.2%
DS Parent, Inc., 9.92%, (3-Month USD LIBOR + 5.75%), 12/10/28(2)	23,750	23,031
Parfums Holding Co., Inc., 8.57%, (1-Month USD LIBOR + 4.00%), 06/30/24(2)	39,598	38,715
Zep Inc., 8.58%, (3-Month USD LIBOR + 4.00%), 08/12/24(2)	28,926	24,298
Total Consumer Non-Durables		86,044

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2023 (unaudited)

Security Description	Principal	Value

TERM LOANS (continued)

Energy – 0.5%
Hamilton Projects Acquiror LLC, 9.23%, (3-Month USD LIBOR + 4.50%), 06/17/27(2)	$21,928	$21,922
Medallion Midland Acquisition LP, 8.59%, (SOFR + 3.75%), 10/18/28(2)	29,472	29,513
Oryx Midstream Services Permian Basin, LLC, 0.00%, (3-Month USD LIBOR + 0.00%), 09/30/28(8)	15,000	14,978
Oryx Midstream Services Permian Basin, LLC, 7.92%, (3-Month USD LIBOR + 3.25%), 09/30/28(2)	44,124	44,059
Traverse Midstream Partners LLC, 8.95%, (SOFR + 4.25%), 09/27/24(2)	134,358	134,593
Total Energy		245,065
Financials – 0.1%
Asurion LLC, 7.82%, (1-Month USD LIBOR + 3.25%), 07/31/27(2)	24,475	23,185
Blackhawk Network Holdings, Inc., 7.54%, (SOFR + 3.00%), 06/15/25(2)	29,612	29,360
Total Financials		52,545
Food/Tobacco – 0.8%
Aramark, 6.32%, (1-Month USD LIBOR + 1.75%), 03/11/25(2)	150,000	149,671
Froneri US, Inc., 6.82%, (1-Month USD LIBOR + 2.25%), 01/29/27(2)	163,793	162,501
H-Food Holdings, LLC (aka Hearthside Food Solutions, LLC), 8.26%, (1-Month USD LIBOR + 3.69%), 05/23/25(2)	24,300	22,699
Pegasus Bidco BV, 8.52%, (SOFR + 4.25%), 05/04/29(2)	25,000	24,875
Shearer's Foods LLC, 8.07%, (1-Month USD LIBOR + 3.50%), 09/23/27(2)	19,346	19,039
Triton Water Holdings, Inc., 8.23%, (3-Month USD LIBOR + 3.50%), 03/31/28(2)	29,513	28,170
Total Food/Tobacco		406,955
Forest Prod/Containers – 0.3%
Anchor Glass Container Corp., 7.48%, (3-Month USD LIBOR + 2.75%), 12/07/23(2)	14,689	10,683
BWAY Holding Co., 7.62%, (1-Month USD LIBOR + 3.25%), 04/03/24(2)	64,243	63,791
Mauser Packaging Solutions Holding Co., 0.00%, (SOFR + 0.00%), 08/31/26(8)	35,000	34,738
TricorBraun Holdings, Inc., 7.82%, (1-Month USD LIBOR + 3.25%), 01/29/28(2)	34,536	33,653
Total Forest Prod/Containers		142,865
Gaming/Leisure – 0.7%
Carnival Corp., 7.57%, (1-Month USD LIBOR + 3.00%), 06/30/25(2)	4,875	4,809
ECL Entertainment LLC, 0.00%, (3-Month USD LIBOR + 0.00%), 05/01/28(8)	5,000	5,011
ECL Entertainment LLC, 12.06%, (SOFR + 7.50%), 05/01/28(2)	24,774	24,828
J&J Ventures Gaming, LLC, 8.73%, (3-Month USD LIBOR + 4.00%), 04/26/28(2)	19,700	19,189
Playtika Holding Corp., 7.32%, (1-Month USD LIBOR + 2.75%), 03/13/28(2)	49,747	49,391
Raptor Acquisition Corp., 8.75%, (3-Month USD LIBOR + 4.00%), 11/01/26(2)	9,950	9,904
Scientific Games International, Inc., 7.58%, (SOFR + 3.00%), 04/07/29(2)	124,550	124,594
UFC Holdings LLC, 7.57%, (3-Month USD LIBOR + 2.75%), 04/29/26(2)	136,571	136,059
Total Gaming/Leisure		373,785
Health Care – 1.7%
Agiliti Health, 7.13%, (1-Month USD LIBOR + 2.75%), 01/04/26(2)	59,690	59,765
CHG Healthcare Services, Inc., 7.82%, (1-Month USD LIBOR + 3.25%), 09/22/28(2)	139,446	138,740
Hunter US Bidco, Inc., 8.98%, (3-Month USD LIBOR + 4.25%), 08/19/28(2)	15,797	15,698
Milano Acquisition Corp., 8.73%, (3-Month USD LIBOR + 4.00%), 10/01/27(2)	34,287	33,550
Mozart Borrower LP, 7.82%, (1-Month USD LIBOR + 3.25%), 09/30/28(2)	134,661	131,004
Packaging Coordinators Midco, Inc., 8.23%, (3-Month USD LIBOR + 3.50%), 11/30/27(2)	54,260	53,354
PetVet Care Centers LLC, 8.07%, (1-Month USD LIBOR + 3.50%), 02/14/25(2)	98,908	94,136
Phoenix Guarantor, Inc., 7.82%, (1-Month USD LIBOR + 3.25%), 03/05/26(2)	38,897	38,399
Phoenix Newco, Inc., 7.82%, (1-Month USD LIBOR + 3.25%), 08/11/28(2)	30,820	30,613
R1 RCM Inc, 7.55%, (SOFR + 3.00%), 05/12/29(2)	69,825	69,869
Select Medical Corp., 7.07%, (1-Month USD LIBOR + 2.50%), 03/06/25(2)	120,000	119,625
Sunshine Luxembourg VII Sarl, 8.48%, (3-Month USD LIBOR + 3.75%), 10/01/26(2)	14,738	14,469
Upstream Newco, Inc., 9.09%, (SOFR + 4.25%), 11/20/26(2)	22,163	18,450
Viant Medical Holdings, Inc., 8.32%, (1-Month USD LIBOR + 3.75%), 07/02/25(2)	38,864	35,373
Total Health Care		853,045
Housing – 0.4%
Quikrete Holdings, Inc., 7.57%, (1-Month USD LIBOR + 3.00%), 06/11/28(2)	99,599	99,384
SRS Distribution, Inc., 8.07%, (1-Month USD LIBOR + 3.50%), 06/02/28(2)	109,534	105,877

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2023 (unaudited)

Security Description	Principal	Value

TERM LOANS (continued)

Housing (continued)

SRS Distribution, Inc., 8.16%, (SOFR + 3.50%), 06/02/28(2)	$4,950	$4,783
Total Housing		210,044
Information Technology – 1.7%
Applied Systems, 0.00%, (1-Month USD LIBOR + 0.00%), 09/19/26(8)	155,000	155,630
Applied Systems, 9.08%, (SOFR + 4.50%), 09/19/26(2)	25,000	25,102
Applied Systems, 11.33%, (SOFR + 6.75%), 09/19/27(2)	29,460	29,525
CCC Intelligent Solutions, Inc., 6.80%, (1-Month USD LIBOR + 2.25%), 09/15/28(2)	139,547	139,442
ConnectWise LLC, 8.07%, (1-Month USD LIBOR + 3.50%), 09/24/28(2)	39,600	38,264
Epicor Software Corp., 7.82%, (1-Month USD LIBOR + 3.25%), 07/30/27(2)	34,036	33,488
Greeneden US Holdings II LLC, 8.57%, (1-Month USD LIBOR + 4.00%), 12/01/27(2)	14,712	14,474
Hyland Software, Inc., 8.07%, (1-Month USD LIBOR + 3.50%), 07/01/24(2)	148,612	148,469
Infinite Bidco LLC, 7.98%, (3-Month USD LIBOR + 3.25%), 03/02/28(2)	19,626	19,055
Project Ruby Ultimate Parent Corp., 7.82%, (1-Month USD LIBOR + 3.25%), 03/10/28(2)	29,475	28,554
Proofpoint, Inc., 7.98%, (3-Month USD LIBOR + 3.25%), 06/09/28(2)	29,700	29,173
RealPage, Inc., 7.57%, (1-Month USD LIBOR + 3.00%), 04/24/28(2)	34,488	33,705
Sophia LP, 8.23%, (3-Month USD LIBOR + 3.50%), 10/07/27(2)	24,502	24,187
UKG, Inc., 8.03%, (3-Month USD LIBOR + 3.25%), 05/04/26(2)	142,947	140,857
Total Information Technology		859,925
Manufacturing – 1.1%
Alliance Laundry Systems LLC, 8.31%, (3-Month USD LIBOR + 3.50%), 10/08/27(2)	33,782	33,757
Arcline FM Holdings LLC, 9.48%, (3-Month USD LIBOR + 4.75%), 06/23/28(2)	129,372	123,874
Arcline FM Holdings LLC, 12.98%, (3-Month USD LIBOR + 8.25%), 06/15/29(2)	15,000	13,650
Chart Industries, Inc., 0.00%, (SOFR + 0.00%), 12/08/29(8)	60,000	60,225
Filtration Group Corp., 7.57%, (1-Month USD LIBOR + 3.00%), 03/31/25(2)	144,082	144,052
Filtration Group Corp., 8.07%, (1-Month USD LIBOR + 3.50%), 10/19/28(2)	19,700	19,635
Safe Fleet Holdings LLC, 8.40%, (SOFR + 3.75%), 02/17/29(2)	119,574	118,079
Star US Bidco LLC, 8.98%, (3-Month USD LIBOR + 4.25%), 03/17/27(2)	24,304	23,940
Total Manufacturing		537,212
Media/Telecom - Cable/Wireless Video – 0.1%
Directv Financing LLC, 9.57%, (1-Month USD LIBOR + 5.00%), 08/02/27(2)	36,011	35,495
Media/Telecom - Diversified Media – 0.5%
Cinemark USA, Inc., 6.48%, (3-Month USD LIBOR + 1.75%), 03/31/25(2)	98,403	95,790
McGraw-Hill Education, Inc., 8.32%, (3-Month USD LIBOR + 4.75%), 07/28/28(2)	23,700	22,734
Neilson Holdings, 9.74%, (SOFR + 5.00%), 04/11/29(2)	125,000	114,687
William Morris Endeavor Entertainment LLC, 7.32%, (1-Month USD LIBOR + 2.75%), 05/18/25(2)	37,045	36,900
Total Media/Telecom - Diversified Media		270,111
Media/Telecom - Telecommunications – 0.0%(9)
Altice France SA/France, 8.52%, (3-Month USD LIBOR + 3.69%), 01/31/26(2)	29,079	28,062
Metals/Minerals – 0.1%
Covia Holdings LLC, 8.78%, (3-Month USD LIBOR + 4.00%), 07/31/26(2)	35,000	34,549
Retail – 0.4%
CNT Holdings I Corp., 8.13%, (SOFR + 3.50%), 11/08/27(2)	29,475	29,169
Great Outdoors Group LLC, 8.32%, (1-Month USD LIBOR + 3.75%), 03/06/28(2)	29,366	28,954
PetSmart, Inc., 8.41%, (SOFR + 3.75%), 02/11/28(2)	129,347	128,646
Rising Tide Holdings, Inc., 9.48%, (3-Month USD LIBOR + 4.75%), 06/01/28(2)	14,775	7,769
Total Retail		194,538
Service – 1.9%
Apex Group Treasury LLC, 8.26%, (3-Month USD LIBOR + 3.75%), 07/27/28(2)	29,625	29,162
Brightview Landscapes LLC, 7.81%, (SOFR + 3.25%), 04/07/29(2)	119,525	117,931
Carlisle FoodService Products, Inc., 6.57%, (3-Month USD LIBOR + 3.00%), 03/20/25(2)	29,562	26,877
Dun & Bradstreet Corp. (The), 7.77%, (1-Month USD LIBOR + 3.25%), 02/06/26(2)	37,785	37,769
DXP Enterprises, Inc., 9.95%, (SOFR + 5.25%), 12/23/27(2)	99,484	95,840
Garda World Security Corp., 8.93%, (3-Month USD LIBOR + 4.25%), 10/30/26(2)	10,000	9,985
NAB Holdings LLC, 7.73%, (SOFR + 3.00%), 11/17/28(2)	24,700	24,541

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2023 (unaudited)

Security Description	Principal	Value

TERM LOANS (continued)

Service (continued)

Peraton Corp., 8.32%, (1-Month USD LIBOR + 3.75%), 02/01/28(2)	$170,123	$169,528
Pike Corp., 7.57%, (1-Month USD LIBOR + 3.00%), 01/21/28(2)	170,000	169,681
PODS LLC, 7.67%, (SOFR + 3.00%), 03/31/28(2)	29,254	28,645
University Support Services LLC, 7.82%, (1-Month USD LIBOR + 3.25%), 06/29/28(2)	126,720	125,991
Weld North Education LLC, 8.32%, (1-Month USD LIBOR + 3.75%), 12/21/27(2)	105,408	105,128
Total Service		941,078
Technology – 0.0%(9)
Central Parent, Inc., 9.08%, (SOFR + 4.50%), 06/09/29(2)	20,000	19,984
Transportation - Automotive – 0.5%
American Axle, 8.03%, (SOFR + 3.50%), 12/06/29(2)	105,000	105,175
Clarios Global LP / Clarios US Finance Co., 7.82%, (1-Month USD LIBOR + 3.25%), 04/30/26(2)	125,000	124,855
PAI Holdco, Inc., 8.58%, (3-Month USD LIBOR + 3.75%), 10/28/27(2)	29,661	27,362
Total Transportation - Automotive		257,392
Utilities – 0.4%
Brookfield WEC Holdings, Inc., 7.32%, (1-Month USD LIBOR + 2.75%), 08/01/25(2)	197,616	197,617
Total Term Loans
(Cost $5,981,972)		5,991,775
U.S. GOVERNMENT SECURITIES – 11.7%
U.S. Treasury Bond
1.88%, 11/15/51	115,000	78,964
4.00%, 11/15/52	310,000	331,555
U.S. Treasury Note
0.13%, 08/31/23	1,495,000	1,455,856
2.50%, 04/30/24	155,000	151,004
4.13%, 01/31/25	125,000	124,868
0.63%, 12/31/27	1,240,000	1,074,707
1.88%, 02/15/32	2,740,000	2,404,671
4.13%, 11/15/32	290,000	305,134
Total U.S. Government Securities
(Cost $5,846,280)		5,926,759
ASSET BACKED SECURITIES – 9.4%
ACHV ABS Trust, Class B, Series 2023-1PL, 6.80%, 03/18/30(1)	150,000	150,423
Affirm Asset Securitization Trust, Class 1A, Series 2022-A, 4.30%, 05/17/27(1)	70,000	67,557
Aqua Finance Trust, Class A, Series 2017-A, 3.72%, 11/15/35(1)	68,030	67,105
Arbys Funding LLC, Class A2, Series 2020-1A, 3.24%, 07/30/50(1)	68,250	60,554
Avant Credit Card Master Trust, Class A, Series 2021-1A, 1.37%, 04/15/27(1)	50,000	46,130
BHG Securitization Trust, Class A, Series 2021-A, 1.42%, 11/17/33(1)	262,965	246,034
BHG Securitization Trust, Class B, Series 2021-B, 1.67%, 10/17/34(1)	100,000	86,065
Business Jet Securities LLC, Class A, Series 2020-1A, 2.98%, 11/15/35(1)	7,193	6,608
Carvana Auto Receivables Trust, Class D, Series 2019-2A, 3.28%, 01/15/25(1)	141,493	140,444
Carvana Auto Receivables Trust, Class D, Series 2019-3A, 3.04%, 04/15/25(1)	41,107	40,629
Carvana Auto Receivables Trust, Class E, Series 2019-3A, 4.60%, 07/15/26(1)	55,000	53,049
CCG Receivables Trust, Class B, Series 2019-2, 2.55%, 03/15/27(1)	100,000	99,253
CF Hippolyta LLC, Class A1, Series 2020-1, 1.69%, 07/15/60(1)	90,251	81,650
Conn Funding II LP, Class B, Series 2022-A, 9.52%, 12/15/26(1)	65,000	64,926
Conn's Receivables Funding LLC, Class B, Series 2021-A, 2.87%, 05/15/26(1)	192,481	190,471
CPS Auto Receivables Trust, Class D, Series 2022-D, 8.73%, 01/16/29(1)	100,000	103,466
CPS Auto Receivables Trust, Class E, Series 2019-D, 3.86%, 10/15/25(1)	55,000	53,670
DT Auto Owner Trust, Class D, Series 2023-1A, 6.44%, 11/15/28(1)	155,000	154,605
Encina Equipment Finance LLC, Class B, Series 2022-1A, 5.15%, 01/16/29(1)	100,000	98,447
Exeter Automobile Receivables Trust, Class E, Series 2019-2A, 4.68%, 05/15/26(1)	55,000	54,035
FAT Brands Royalty LLC, Class A2, Series 2021-1A, 4.75%, 04/25/51(1)	50,000	46,433
Flagship Credit Auto Trust, Class C, Series 2019-2, 3.09%, 05/15/25(1)	37,252	37,100
GLS Auto Receivables Issuer Trust, Class D, Series 2019-4A, 4.09%, 08/17/26(1)	265,000	257,642
GLS Auto Receivables Issuer Trust, Class D, Series 2022-2A, 6.15%, 04/17/28(1)	65,000	63,473
Hardee's Funding LLC, Class A2, Series 2020-1A, 3.98%, 12/20/50(1)	93,100	82,772
Hertz Vehicle Financing III LLC, Class C, Series 2022-1A, 2.63%, 06/25/26(1)	170,000	155,636
Hertz Vehicle Financing LLC, Class D, Series 2022-4A, 6.56%, 09/25/26(1)	65,000	61,810
Hotwire Funding LLC, Class C, Series 2021-1, 4.46%, 11/20/51(1)	65,000	56,283
Jack in the Box Funding LLC, Class A2I, Series 2022-1A, 3.45%, 02/26/52(1)	54,175	48,609
LAD Auto Receivables Trust, Class A, Series 2022-1A, 5.21%, 06/15/27(1)	76,396	75,424

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2023 (unaudited)

Security Description	Principal	Value

ASSET BACKED SECURITIES (continued)
LAD Auto Receivables Trust, Class D, Series 2021-1A, 3.99%, 11/15/29(1)	$55,000	$49,406
Lendbuzz Securitization Trust, Class A, Series 2022-1A, 4.22%, 05/17/27(1)	309,131	297,098
MAPS Trust, Class A, Series 2021-1A, 2.52%, 06/15/46(1)	38,760	33,236
Mercury Financial Credit Card Master Trust, Class A, Series 2021-1A, 1.54%, 03/20/26(1)	75,000	75,000
MVW Owner Trust, Class A, Series 2019-1A, 2.89%, 11/20/36(1)	24,650	23,357
NMEF Funding LLC, Class B, Series 2021-A, 1.85%, 12/15/27(1)	65,000	62,717
Octane Receivables Trust, Class B, Series 2020-1A, 1.98%, 06/20/25(1)	107,000	103,200
OneMain Direct Auto Receivables Trust, Class C, Series 2022-1A, 5.31%, 06/14/29(1)	55,000	53,129
Oportun Funding LLC, Class A, Series 2022-1, 3.25%, 06/15/29(1)	33,268	32,599
Santander Drive Auto Receivables Trust 2022-5, Class C, Series 2022-5, 4.74%, 10/16/28	100,000	98,970
SoFi Consumer Loan Program Trust, Class A, Series 2022-1S, 6.21%, 04/15/31(1)	86,657	86,685
Taco Bell Funding LLC, Class A23, Series 2016-1A, 4.97%, 05/25/46(1)	72,765	71,840
TRP LLC, Class A, Series 2021-1, 2.07%, 06/19/51(1)	68,230	59,167
United Auto Credit Securitization Trust, Class C, Series 2023-1, 6.28%, 07/10/28(1)	203,000	202,558
Upstart Pass-Through Trust, Class A, Series 2021-ST8, 1.75%, 10/20/29(1)	51,615	48,169
Upstart Securitization Trust, Class B, Series 2021-2, 1.75%, 06/20/31(1)	60,000	57,490
Veros Automobile Receivables Trust, Class B, Series 2022-1, 4.39%, 08/16/27(1)	214,000	207,815
Westlake Automobile Receivables Trust, Class C, Series 2020-3A, 1.24%, 11/17/25(1)	45,000	43,935
Westlake Automobile Receivables Trust, Class C, Series 2023-1A, 5.74%, 08/15/28(1)	205,000	206,272
ZAXBY'S Funding LLC, Class A2, Series 2021-1A, 3.24%, 07/30/51(1)	232,460	197,490
Total Asset Backed Securities
(Cost $4,850,329)		4,760,436
MORTGAGE BACKED SECURITIES - 9.0%
Commercial Mortgage Backed Securities - 2.0%
BX Trust, Class D, Series 2019-OC11, 3.94%, 12/09/41(1)(2)(10)	85,000	71,391
Bx Trust 2022-Cls, Class A, Series 2022-CLS, 5.76%, 10/13/27(1)	94,000	93,128
COMM Mortgage Trust, Class B, Series 2020-CBM, 3.10%, 02/10/37(1)	45,000	41,729
Extended Stay America Trust, Class C, Series 2021-ESH, 6.29%, (1-Month USD LIBOR + 1.70%), 07/15/38(1)(2)	322,143	315,070
KNDL Mortgage Trust, Class A, Series 2019-KNSQ, 5.39%, (1-Month USD LIBOR + 0.80%), 05/15/36(1)(2)	392,000	389,460
Morgan Stanley Bank of America Merrill Lynch Trust, Class AS, Series 2015-C22, 3.56%, 04/15/48	60,000	56,680
WFRBS Commercial Mortgage Trust, Class AS, Series 2014-C24, 3.93%, 11/15/47	50,000	47,755
Total Commercial Mortgage Backed Securities		1,015,213
Mortgage Backed Security - 0.0%
Federal National Mortgage Association, 3.50%, 05/01/49	27,622	26,276
Residential Mortgage Backed Securities - 7.0%
Ajax Mortgage Loan Trust, Class A1, Series 2019-D, 2.96%, 09/25/65(1)(6)	59,010	55,876
AMSR Trust, Class D, Series 2021-SFR3, 2.18%, 10/17/38(1)	100,000	85,643
Angel Oak Mortgage Trust, Class A1, Series 2021-7, 1.98%, 10/25/66(1)(2)(10)	393,285	332,278
Arroyo Mortgage Trust, Class A1, Series 2019-1, 3.81%, 01/25/49(1)(2)(10)	132,039	124,301
Arroyo Mortgage Trust, Class A1, Series 2019-2, 3.35%, 04/25/49(1)(2)(10)	122,410	116,706
CAFL Issuer LLC, Class A1, Series 2021-RTL1, 2.24%, 03/28/29(1)(6)	100,000	89,413
Cascade MH Asset Trust, Class A1, Series 2021-MH1, 1.75%, 02/25/46(1)	80,922	70,521
CIM Trust, Class A1, Series 2022-R2, 3.75%, 12/25/61(1)(2)(10)	89,410	85,652
COLT Mortgage Pass-Through Certificates, Class A1, Series 2021-1R, 0.86%, 05/25/65(1)(2)(10)	27,637	23,717
Ellington Financial Mortgage Trust, Class A1, Series 2022-1, 2.21%, 01/25/67(1)(2)(10)	134,021	118,049
Mill City Mortgage Loan Trust, Class B1, Series 2017-3, 3.25%, 01/25/61(1)(2)(10)	98,445	84,081
New Residential Mortgage Loan Trust, Class A1, Series 2016-1A, 3.75%, 03/25/56(1)(2)(10)	42,583	39,662
New Residential Mortgage Loan Trust, Class M2, Series 2019-RPL2, 3.75%, 02/25/59(1)(2)(10)	100,000	88,215
Pretium Mortgage Credit Partners I LLC, Class A1, Series 2021-NPL1, 2.24%, 09/27/60(1)(6)	154,835	146,240
PRPM LLC, Class A1, Series 2021-RPL1, 1.32%, 07/25/51(1)(6)	160,065	144,697
RCKT Mortgage Trust, Class A1, Series 2020-1, 3.00%, 02/25/50(1)(2)(10)	21,834	19,114

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2023 (unaudited)

Security Description	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities (continued)
Sequoia Mortgage Trust, Class B1, Series 2013-8, 3.49%, 06/25/43(2)(10)	$65,007	$62,048
SG Residential Mortgage Trust, Class A1, Series 2019-3, 2.70%, 09/25/59(1)(2)(10)	4,287	4,142
Starwood Mortgage Residential Trust, Class A1, Series 2020-1, 2.28%, 02/25/50(1)(2)(10)	52,309	50,528
Towd Point Mortgage Trust, Class A2, Series 2017-1, 3.50%, 10/25/56(1)(2)(10)	100,000	97,133
Towd Point Mortgage Trust, Class A2, Series 2017-4, 3.00%, 06/25/57(1)(2)(10)	125,000	114,573
Towd Point Mortgage Trust, Class A2, Series 2018-6, 3.75%, 03/25/58(1)(2)(10)	100,000	89,657
Towd Point Mortgage Trust, Class M1, Series 2020-1, 3.50%, 01/25/60(1)(2)(10)	100,000	83,000
Towd Point Mortgage Trust, Class A2, Series 2021-1, 2.75%, 11/25/61(1)(2)(10)	100,000	82,619
Towd Point Mortgage Trust, Class A1, Series 2022-1, 3.75%, 07/25/62(1)(2)(10)	555,235	529,446
TVC Mortgage Trust, Class A1, Series 2020-RTL1, 3.47%, 09/25/24(1)	195,575	195,029
Verus Securitization Trust, Class A1, Series 2022-4, 4.47%, 04/25/67(1)(6)	87,290	85,448
Verus Securitization Trust, Class A1, Series 2022-5, 3.80%, 04/25/67(1)(6)	100,830	95,998
Verus Securitization Trust, Class A1, Series 2022-7, 5.15%, 07/25/67(1)(6)	95,196	94,897
Visio Trust, Class A1, Series 2019-2, 2.72%, 11/25/54(1)(2)(10)	325,791	308,608
Total Residential Mortgage Backed Securities		3,517,291
Total Mortgage Backed Securities
(Cost $4,637,613)		4,558,780

MUNICIPAL BONDS – 0.2%
Broward County Fl Water & Sewer Utility Revenue, 4.00%, 10/01/47	40,000	39,899
Metropolitan Transportation Authority, 5.00%, 11/15/45	60,000	66,643
Sales Tax Securitization Corp., 3.41%, 01/01/43	5,000	3,944
Total Municipal Bonds
(Cost $118,487)		110,486
MONEY MARKET FUND - 0.7%
JP Morgan U.S. Government Money Market Institutional Shares, 4.08%(11) (Cost $378,640)	378,640	378,640

TOTAL INVESTMENTS - 99.5%
(Cost $50,581,151)		50,305,399
Other Assets in Excess of Liabilities - 0.5%		262,339
Net Assets - 100.0%		$50,567,738

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At January 31, 2023, the aggregate value of these securities was $23,620,430, or 46.7% of net assets.
(2)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2023.
(3)	Perpetual security with no stated maturity date.
(4)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Security in default, no interest payments are being received during the bankruptcy proceedings.
(6)	Represents step coupon bond. Rate shown reflects the rate in effect as of January 31, 2023.
(7)	Payment in-kind security.
(8)	The loan will settle after January 31, 2023. The interest rate, based on the LIBOR and the agreed upon spread on trade date, will be determined at the time of settlement.
(9)	Amount rounds to less than 0.05%.
(10)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(11)	The rate shown reflects the seven-day yield as of January 31, 2023.

Abbreviations:
CMT — Constant Maturity Treasury Index
LIBOR — London InterBank Offered Rate
PIK — Payment in-Kind
SOFR — Secured Overnight Financing Rate
USD — United States Dollar

Currency Abbreviations

USD	United States Dollar

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF

January 31, 2023 (unaudited)

Fair Value Measurements
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2023.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Corporate Bonds	$—	$18,322,311	$135	$18,322,446
Foreign Bonds	—	10,256,077	—	10,256,077
Term Loans	—	5,991,775	—	5,991,775
U.S. Government Securities	—	5,926,759	—	5,926,759
Asset Backed Securities	—	4,760,436	—	4,760,436
Mortgage Backed Securities	—	4,558,780	—	4,558,780
Municipal Bonds	—	110,486	—	110,486
Money Market Fund	378,640	—	—	378,640
Total	$378,640	$49,926,624	$135	$50,305,399

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended January 31, 2023.